Annual Total Returns - Fidelity International Real Estate Fund [BarChart] - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-14 - Fidelity International Real Estate Fund - Fidelity Advisor International Real Estate Fund: Class A
Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(22.43%)
Annual Return 2012	43.78%
Annual Return 2013	12.28%
Annual Return 2014	3.94%
Annual Return 2015	1.60%
Annual Return 2016	(1.83%)
Annual Return 2017	26.48%
Annual Return 2018	(6.46%)
Annual Return 2019	27.50%
Annual Return 2020	5.34%